Property plant and equipment net (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Subtotal	$ 138,740	$ 133,944
Accumulated depreciation	(105,182)	(89,076)
Total	33,558	44,868
Plant, machinery and equipment
Subtotal	66,756	64,449
Transportation equipment.
Subtotal	51,004	49,241
Office equipment
Subtotal	$ 20,980	$ 20,254